UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2380



                      The Cash Management Trust of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

THE CASH MANAGEMENT TRUST OF AMERICA

INVESTMENT PORTFOLIO
December 31, 2004                                                     unaudited

                                                                                                     Principal           Market
                                                                                    Yield at            amount            value
SHORT-TERM SECURITIES -- 99.83%                                                  acquisition             (000)            (000)

CERTIFICATES OF DEPOSIT -- 3.85%
Canadian Imperial Bank of Commerce
     February 14, 2005                                                                 2.34%           $25,000        $  24,999
Societe Generale
     January 19, 2005                                                                  2.13             30,000           29,999
State Street Bank & Trust
     January 11, 2005                                                                  2.12             50,000           50,000
Toronto-Dominion Bank
     February 15, 2005                                                                 2.35             30,000           29,999
Wells Fargo Bank, N.A.
     January 3, 2005                                                                   2.00             50,000           50,000
     January 3, 2005                                                                   2.06             50,000           50,000
     January 5, 2005                                                                   2.00             50,000           49,999
     January 6, 2005                                                                   2.06             25,000           25,000
     January 10, 2005                                                                  2.22             25,000           25,000
Total certificates of deposit                                                                                           334,996

COMMERCIAL PAPER -- 79.39%
3M Co.
     January 7, 2005                                                                   2.14             15,000           14,994
Abbott Laboratories Inc.(1)
     January 18, 2005                                                                  2.16             30,000           29,968
     January 25, 2005                                                                  2.18             30,000           29,955
     February 1, 2005                                                                  2.22             15,000           14,970
Allied Irish Banks N.A. Inc.(1)
     January 18, 2005                                                                  2.31             50,000           49,942
American Express Credit Corp.
     January 10, 2005                                                                  2.14             50,000           49,970
     January 12, 2005                                                                  2.16             50,000           49,964
     January 31, 2005                                                                  2.26             50,000           49,903
American Honda Finance Corp.
     January 7, 2005                                                                   2.13             70,000           69,971
Amsterdam Funding Corp.(1)
     January 7, 2005                                                                   2.06             25,000           24,990
     January 19, 2005                                                                  2.34             25,000           24,969
     January 24, 2005                                                                  2.35             29,700           29,654
     February 4, 2005                                                                  2.34             43,100           43,002
Anheuser-Busch Cos. Inc.(1)
     February 14, 2005                                                                 2.25             20,000           19,942
     February 16, 2005                                                                 2.31             25,000           24,924
ANZ (Delaware) Inc.
     January 4, 2005                                                                   2.03             50,000           49,988
     February 22, 2005                                                                 2.39             50,000           49,824
ANZ National (International) Ltd.(1)
     January 5, 2005                                                                   2.08             50,000           49,985
Bank of America Corp.
     January 5, 2005                                                                   2.08             25,000           24,993
     March 1, 2005                                                                     2.39             40,000           39,840
     March 2, 2005                                                                     2.41             50,000           49,797
Bank of Ireland(1)
     February 7, 2005                                                                  2.29             50,000           49,878
     February 8, 2005                                                                  2.29             25,000           24,937
Bank of Nova Scotia
     January 3, 2005                                                                   2.05             25,000           24,996
Barclays U.S. Funding LLC
     January 27, 2005                                                                  2.32             50,000           49,913
     February 9, 2005                                                                  2.31             50,000           49,870
Barton Capital Corp.(1)
     January 4, 2005                                                                   2.18             45,000           44,989
     January 7, 2005                                                                   2.07             50,000           49,979
BellSouth Corp.(1)
     January 10, 2005                                                                  2.14             25,000           24,985
     January 12, 2005                                                                  2.16             30,000           29,978
     January 13, 2005                                                                  2.22             25,000           24,980
     January 21, 2005                                                                  2.29             20,000           19,973
BMW U.S. Capital Corp.(1)
     February 11, 2005                                                                 2.33             20,500           20,444
BNP Paribas Finance Inc.
     February 4, 2005                                                                  2.31             50,000           49,888
     February 14, 2005                                                                 2.36             50,000           49,852
CAFCO, LLC(1)
     January 5, 2005                                                                   2.05             50,000           49,985
     January 7, 2005                                                                   2.13             70,000           69,971
     January 12, 2005                                                                  2.20             25,000           24,982
     February 18, 2005                                                                 2.37             25,000           24,920
     February 23, 2005                                                                 2.36             30,000           29,890
Caisse d'Amortissement de la Dette Sociale
     February 16, 2005                                                                 2.34             50,000           49,845
     February 28, 2005                                                                 2.38             50,000           49,806
Calyon North America Inc.
     January 10, 2005                                                                  2.12             50,000           49,970
     January 13, 2005                                                                  2.26             50,000           49,959
Canadian Imperial Holdings Inc.
     January 25, 2005                                                                  2.23             75,000           74,883
Canadian Wheat Board
     February 1, 2005                                                                  2.26             15,000           14,970
     February 14, 2005                                                                 2.27             35,000           34,901
Caterpillar Financial Services Corp.
     January 19, 2005                                                                  2.21             40,000           39,955
     January 26, 2005                                                                  2.26             27,175           27,131
     February 1, 2005                                                                  2.24              4,800            4,790
CDC Commercial Paper Corp.(1)
     January 21, 2005                                                                  2.25            100,000           99,869
     January 26, 2005                                                                  2.24             25,000           24,960
ChevronTexaco Funding Corp.
     January 13, 2005                                                                  2.25             46,900           46,862
Clipper Receivables Co., LLC(1)
     January 27, 2005                                                                  2.34             30,000           29,948
     February 7, 2005                                                                  2.32            100,000           99,761
     February 10, 2005                                                                 2.33             20,000           19,947
Coca-Cola Co.
     January 14, 2005                                                                  2.07             50,000           49,959
     January 26, 2005                                                                  2.18             25,000           24,961
     January 27, 2005                                                                  2.27             17,000           16,971
     February 3, 2005                                                                  2.25             17,700           17,663
     February 8, 2005                                                                  2.28             50,000           49,877
Colgate-Palmolive Co.(1)
     January 19, 2005                                                                  2.24             40,000           39,953
DaimlerChrysler Revolving Auto Conduit LLC II
     January 7, 2005                                                                   2.17             25,000           24,989
     February 22, 2005                                                                 2.41             25,000           24,911
Danske Corp.
     January 19, 2005                                                                  2.19             50,000           49,942
     February 1, 2005                                                                  2.26             50,000           49,898
     February 25, 2005                                                                 2.38             50,000           49,811
     March 3, 2005                                                                     2.38             25,000           24,897
Dexia Delaware LLC
     January 31, 2005                                                                  2.25             25,000           24,952
     February 7, 2005                                                                  2.32             25,000           24,939
     February 17, 2005                                                                 2.37             50,000           49,841
DuPont (E.I.) de Nemours & Co.
     January 21, 2005                                                                  2.14             40,000           39,950
     February 11, 2005                                                                 2.24             40,000           39,896
Edison Asset Securitization LLC(1)
     January 13, 2005                                                                  2.26             50,000           49,959
     January 24, 2005                                                                  2.19             50,000           49,926
Eli Lilly and Co.(1)
     January 11, 2005                                                                  2.04             64,300           64,258
     February 1, 2005                                                                  2.24             43,910           43,821
European Investment Bank
     January 25, 2005                                                                  2.25             50,000           49,922
Export Development Canada
     February 1, 2005                                                                  2.23             50,000           49,902
Exxon Asset Management Co.(1)
     January 27, 2005                                                                  2.29             40,000           39,932
Exxon Project Investment Corp.(1)
     January 28, 2005                                                                  2.29             50,000           49,911
FCAR Owner Trust I
     January 18, 2005                                                                  2.26             60,000           59,932
     January 19, 2005                                                                  2.20             50,000           49,942
     January 24, 2005                                                                  2.30             30,000           29,954
     February 11, 2005                                                                 2.37             35,000           34,904
Gannett Co.(1)
     January 11, 2005                                                                  2.19             50,000           49,967
     January 12, 2005                                                                  2.19             50,000           49,964
     January 26, 2005                                                                  2.21             20,000           19,968
     January 27, 2005                                                                  2.26             30,000           29,949
General Electric Capital Corp.
     January 31, 2005                                                                  2.32             44,000           43,912
General Electric Capital Services Inc.
     January 25, 2005                                                                  2.24             43,800           43,731
GlaxoSmithKline Finance PLC
     January 20, 2005                                                                  2.19%            50,000           49,939
     March 3, 2005                                                                     2.38             25,000           24,897
Harley-Davidson Funding Corp.(1)
     January 18, 2005                                                                  2.21             15,000           14,983
     January 19, 2005                                                                  2.23             15,000           14,982
HBOS Treasury Services PLC
     February 3, 2005                                                                  2.27             50,000           49,891
     February 16, 2005                                                                 2.33             50,000           49,845
Household Finance Corp.
     February 8, 2005                                                                  2.30             50,000           49,875
IBM Capital Inc.(1)
     January 27, 2005                                                                  2.32             50,000           49,913
IBM Credit Corp.
     January 26, 2005                                                                  2.22             16,900           16,873
     February 2, 2005                                                                  2.20             10,600           10,579
ING (U.S.) Funding LLC
     February 25, 2005                                                                 2.38             50,000           49,816
     March 1, 2005                                                                     2.38             50,000           49,798
J.P. Morgan Chase & Co.
     February 28, 2005                                                                 2.37             50,000           49,805
KfW International Finance Inc.(1)
     January 14, 2005                                                                  2.15             50,000           49,958
Kimberly-Clark Worldwide Inc.(1)
     January 20, 2005                                                                  2.18             18,704           18,681
National Australia Funding (Delaware) Inc.
     January 20, 2005                                                                  2.25             50,000           49,938
Nestle Capital Corp.(1)
     January 6, 2005                                                                   1.98             14,900           14,895
     January 14, 2005                                                                  2.14             50,000           49,959
     January 20, 2005                                                                  2.17             40,900           40,851
     February 8, 2005                                                                  2.30             40,322           40,222
New Center Asset Trust Plus
     January 4, 2005                                                                   2.09             70,300           70,283
     January 12, 2005                                                                  2.20             35,000           34,974
     January 31, 2005                                                                  2.26             20,000           19,961
     February 28, 2005                                                                 2.39             50,000           49,805
Old Line Funding, LLC(1)
     January 18, 2005                                                                  2.18             40,000           39,956
Park Avenue Receivables Co., LLC(1)
     January 6, 2005                                                                   2.26             25,000           24,991
     January 19, 2005                                                                  2.35             26,116           26,084
     January 28, 2005                                                                  2.35             50,000           49,909
     February 7, 2005                                                                  2.36             39,500           39,402
PepsiCo Inc.(1)
     January 7, 2005                                                                   2.20             38,000           37,984
     January 10, 2005                                                                  2.20             25,000           24,985
     January 27, 2005                                                                  2.24             32,036           31,982
Pfizer Inc(1)
     January 4, 2005                                                                   2.02             40,000           39,991
     January 5, 2005                                                                   2.02             50,000           49,986
     January 18, 2005                                                                  2.14             32,396           32,361
     February 1, 2005                                                                  2.24             50,000           49,901
     February 8, 2005                                                                  2.32             25,000           24,937
Procter & Gamble Co.(1)
     January 25, 2005                                                                  2.16             50,000           49,922
     February 8, 2005                                                                  2.28             50,000           49,877
     February 10, 2005                                                                 2.27             25,000           24,934
     February 11, 2005                                                                 2.27             26,400           26,329
     February 18, 2005                                                                 2.32             50,000           49,841
Rabobank USA Financial Corp.
     February 2, 2005                                                                  2.21             50,000           49,895
Ranger Funding Co. LLC(1)
     January 14, 2005                                                                  2.33             30,000           29,973
     January 31, 2005                                                                  2.35             14,785           14,755
     February 16, 2005                                                                 2.39             40,000           39,876
Royal Bank of Scotland PLC
     January 18, 2005                                                                  2.17             50,000           49,944
     February 23, 2005                                                                 2.36             50,000           49,824
SBC Communications Inc.(1)
     January 6, 2005                                                                   2.16             40,000           39,986
     February 4, 2005                                                                  2.23             20,000           19,956
     February 10, 2005                                                                 2.27             20,000           19,947
     February 17, 2005                                                                 2.37             25,750           25,669
Sheffield Receivables Corp.(1)
     January 3, 2005                                                                   2.13             25,000           24,996
     January 6, 2005                                                                   2.05             45,400           45,384
Shell Finance (U.K.) PLC
     February 2, 2005                                                                  2.21             50,000           49,895
     February 15, 2005                                                                 2.31             40,000           39,882
Siemens Capital Co. LLC
     February 3, 2005                                                                  2.26             50,000           49,894
     February 4, 2005                                                                  2.33             25,000           24,944
Spintab AB (Swedmortgage)
     January 12, 2005                                                                  2.22             25,000           24,982
     February 8, 2005                                                                  2.29             50,000           49,875
Stadshypotek Delaware Inc.(1)
     January 24, 2005                                                                  2.23             50,000           49,926
     February 4, 2005                                                                  2.31             25,000           24,944
Svenska Handelsbanken Inc.
     February 1, 2005                                                                  2.28             35,000           34,928
     February 2, 2005                                                                  2.26             50,000           49,895
Three Pillars Funding, LLC(1)
     January 3, 2005                                                                   2.24             50,000           49,991
     January 10, 2005                                                                  2.33             25,000           24,984
     January 18, 2005                                                                  2.35             28,020           27,987
     January 20, 2005                                                                  2.36             30,000           29,961
     January 26, 2005                                                                  2.35             40,000           39,932
Thunder Bay Funding, LLC(1)
     February 7, 2005                                                                  2.37             12,014           11,984
     February 15, 2005                                                                 2.39             33,139           33,038
Toyota Credit de Puerto Rico Corp.
     February 4, 2005                                                                  2.33             40,000           39,910
Toyota Motor Credit Corp.
     January 26, 2005                                                                  2.23             26,100           26,058
     February 10, 2005                                                                 2.36             25,000           24,933
Triple-A One Funding Corp.(1)
     January 7, 2005                                                                   2.21             25,180           25,169
     January 10, 2005                                                                  2.04             25,335           25,320
     January 14, 2005                                                                  2.24             30,000           29,974
     January 18, 2005                                                                  2.35             13,878           13,862
     February 3, 2005                                                                  2.34             13,600           13,570
UBS Finance (Delaware) LLC
     January 21, 2005                                                                  2.29             50,000           49,933
Unilever Capital Corp.(1)
     January 7, 2005                                                                   2.12             20,200           20,192
     January 14, 2005                                                                  2.16             44,200           44,163
United Parcel Service Inc.
     February 1, 2005                                                                  2.27             25,000           24,950
     February 8, 2005                                                                  2.28             24,400           24,340
Variable Funding Capital Corp.(1)
     January 19, 2005                                                                  2.21             50,000           49,942
     January 21, 2005                                                                  2.21             33,800           33,757
     January 24, 2005                                                                  2.26             50,000           49,925
     February 11, 2005                                                                 2.35             50,000           49,863
Wal-Mart Stores Inc.(1)
     January 19, 2005                                                                  2.18             50,000           49,943
     January 26, 2005                                                                  2.22             51,000           50,919
Total commercial paper                                                                                                6,904,841

FEDERAL AGENCY DISCOUNT NOTES -- 12.30%
Fannie Mae
     February 3, 2005                                                                  2.22             46,000           45,902
     February 14, 2005                                                                 2.28             25,000           24,931
Federal Farm Credit Banks
     January 14, 2005                                                                  2.18             31,400           31,373
     January 20, 2005                                                                  2.19             20,303           20,278
     January 26, 2005                                                                  2.21             20,000           19,968
Federal Home Loan Bank
     January 7, 2005                                                                   2.07             10,625           10,621
     January 21, 2005                                                                  2.26             35,000           34,954
     January 26, 2005                                                                  2.24             50,000           49,919
     January 28, 2005                                                                  2.20             55,400           55,304
     February 11, 2005                                                                 2.28             46,000           45,883
     February 25, 2005                                                                 2.32             88,000           87,684
     March 9, 2005                                                                     2.37             18,485           18,410
Freddie Mac
     January 4, 2005                                                                   1.97             36,300           36,291
     January 11, 2005                                                                  2.16             22,900           22,885
     January 24, 2005                                                                  2.21             21,300           21,270
     January 28, 2005                                                                  2.20             65,000           64,889
     February 7, 2005                                                                  2.28             50,000           49,880
     February 8, 2005                                                                  2.25                540              539
     February 9, 2005                                                                  2.25             80,000           79,794
     March 1, 2005                                                                     2.35             25,000           24,914
International Bank for Reconstruction and Development
     January 3, 2005                                                                   1.98             25,000           24,996
     January 14, 2005                                                                  2.11             75,000           74,939
     January 19, 2005                                                                  2.10             50,000           49,945
     February 1, 2005                                                                  2.17             50,000           49,902
     February 23, 2005                                                                 2.26             50,000           49,840
Tenessee Valley Authority
     January 6, 2005                                                                   1.97             25,000           24,989
     January 13, 2005                                                                  2.11             25,000           24,981
     January 27, 2005                                                                  2.21             25,000           24,959
Total federal agency discount notes                                                                                   1,070,240

U.S. TREASURIES -- 4.29%
U.S. Treasury Bills
     January 6, 2005                                                                   1.95            127,500          127,461
     January 13, 2005                                                                  1.95             50,000           49,965
     January 20, 2005                                                                  1.96             50,000           49,949
     February 3, 2005                                                                  2.09             50,000           49,903
     February 10, 2005                                                                 2.13             11,000           10,975
     February 24, 2005                                                                 2.09             85,000           84,756
Total U.S. Treasuries                                                                                                   373,009


TOTAL INVESTMENT SECURITIES (cost: $8,683,112,000)                                                                    8,683,086
Other assets less liabilities                                                                                            14,618

NET ASSETS                                                                                                           $8,697,704

(1) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $3,571,989,000, which represented 41.07% of the net assets of the fund.


FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                       $        71
Gross unrealized depreciation on investment securities                                                               (97)
Net unrealized depreciation on investment securities                                                                 (26)
Cost of investment securities for federal income tax purposes                                                  8,683,112




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA


By

/s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Abner D. Goldstine
-----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: February 28, 2005



By

/s/ Susi M. Silverman
-----------------------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: February 28, 2005